Discontinued Operations and Disposition (Details) - Schedule of discontinued operations - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Schedule of discontinued operations [Abstract]
Revenues		$ 186,228
Cost of revenues		127,883
Gross profit		58,345
Operating expenses		232,860
Other income, net		7,573
Loss before income taxes		166,942
Income tax expense		6,226
Loss from discontinued operations		173,168
Loss from disposal, net of taxes
Total loss from discontinued operations		$ 173,168